Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Plans	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011
Income Taxes [Line Items]
Applicable corporate tax rate					25.00%	24.00%	25.00%
Number of active plans				3
Tax benefits relating to investment tax credits	$ 613			$ 1,320		$ 1,954	$ 1,751
Deferred income taxes of undistributed earnings				371,020
Amount of interest and penalties recognized on the consolidated statement of operations	806	60	1,296	(2,730)
Amount of interest and penalties recognized on the consolidated balance sheet	4,354			1,968
Amount of unrecognized tax benefits	13,828			6,634				14,425
Plan (3+4) [Member]
Income Taxes [Line Items]
Corporate tax exemption period				2 years
Additional corporate tax exemption period				13 years
Approved Enterprise [Member]
Income Taxes [Line Items]
Number of active plans				2
Benefited Enterprise [Member]
Income Taxes [Line Items]
Number of active plans				1
Plan 5 [Member]
Income Taxes [Line Items]
Corporate tax exemption period				2 years
Additional corporate tax exemption period				8 years
Plan 6 [Member]
Income Taxes [Line Items]
Corporate tax exemption period				2 years
Additional corporate tax exemption period				8 years
Minimum [Member] | Plan (3+4) [Member]
Income Taxes [Line Items]
Reduction in tax rates				10.00%
Minimum [Member] | Plan 5 [Member]
Income Taxes [Line Items]
Reduction in tax rates				10.00%
Minimum [Member] | Plan 6 [Member]
Income Taxes [Line Items]
Reduction in tax rates				10.00%
Maximum [Member] | Plan (3+4) [Member]
Income Taxes [Line Items]
Reduction in tax rates				25.00%
Maximum [Member] | Plan 5 [Member]
Income Taxes [Line Items]
Reduction in tax rates				25.00%
Maximum [Member] | Plan 6 [Member]
Income Taxes [Line Items]
Reduction in tax rates				25.00%
Israel [Member]
Income Taxes [Line Items]
Carryforward of tax losses				828
Ireland operations [Member]
Income Taxes [Line Items]
Carryforward of tax losses				73,386
U.K operations [Member]
Income Taxes [Line Items]
Carryforward of tax losses				$ 10,382